Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2016
Other intangible assets
end of	2016			2015
	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount
Other intangible assets (CHF million)
Trade names/trademarks	28	(26)	2	27	(25)	2
Client relationships	50	(14)	36	113	(70)	43
Other	6	(3)	3	5	(2)	3
Total amortizing other intangible assets	84	(43)	41	145	(97)	48
Non-amortizing other intangible assets	172	–	172	148	–	148
of which mortgage servicing rights, at fair value	138	–	138	112	–	112
Total other intangible assets	256	(43)	213	293	(97)	196

Additional information
Additional information
in	2016	2015	2014
Aggregate amortization and impairment (CHF million)
Aggregate amortization	8	18	22
Impairment	0	16	1
of which related to restructuring expenses	0	15	–
of which related to discontinued operations	0	0	0

Estimated amortization	Estimated amortization
Estimated amortization (CHF million)
2017	8
2018	7
2019	4
2020	3
2021	2

Bank
Other intangible assets
end of	2016			2015
	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount
Other intangible assets (CHF million)
Trade names/trademarks	28	(26)	2	27	(25)	2
Client relationships	50	(14)	36	113	(70)	43
Other	6	(3)	3	5	(3)	2
Total amortizing other intangible assets	84	(43)	41	145	(98)	47
Non-amortizing other intangible assets	172	–	172	149	–	149
of which mortgage servicing rights, at fair value	138	–	138	112	–	112
Total other intangible assets	256	(43)	213	294	(98)	196

Additional information
Additional information
in	2016	2015	2014
Aggregate amortization and impairment (CHF million)
Aggregate amortization	8	18	22
Impairment	0	16	1
of which related to restructuring expenses	0	15	–
of which related to discontinued operations	0	0	0

Estimated amortization	Estimated amortization
Estimated amortization (CHF million)
2017	8
2018	7
2019	4
2020	3
2021	2